Interim Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) $ in Thousands, $ in Thousands		Common Stock [Member] USD ($) shares		Common Stock [Member] SGD ($) shares		Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)	Forex Reserve [Member] USD ($)
Balance at Dec. 31, 2023					[1]		$ 11		$ 132		$ 143
Balance, shares at Dec. 31, 2023 | shares	[2]	1		1
Share issued during the year
Share issued during the year, shares | shares	[2]	14,999,999		14,999,999
Net income (loss)									183		183
Dividends									(300)		(300)
Balance at Jun. 30, 2024					[1]		11		15		26
Balance, shares at Jun. 30, 2024 | shares	[2]	15,000,000		15,000,000
Balance at Dec. 31, 2024			[1]		[1]	$ 8	11	$ 3	4	$ 11	15
Balance, shares at Dec. 31, 2024 | shares	[2]	15,000,000		15,000,000
Net income (loss)								(188)	(248)	(188)	(248)
Foreign currency translation										(6)		(6)
Balance at Jun. 30, 2025			[1]		[1]	$ 8	$ 11	$ (185)	$ (244)	$ (183)	$ (233)	$ (6)
Balance, shares at Jun. 30, 2025 | shares	[2]	15,000,000		15,000,000

[1]	Below S$1,000/US$1,000
[2]	Retrospectively presented for the effect of (i) the issuance of 1 ordinary share on February 15, 2024 in preparation of the Company’s initial public offering and ii) the 1:200 share sub-division and 5,000,000 share surrender approved on October 2, 2024 (Note 1)